Shareholders' Equity - Movements of Other Reserves (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
At beginning of period	¥ 12,781,692	¥ 12,276,150	¥ 10,934,878
Gains (losses) arising during the period, before tax	7,417	33,081	327,681
Income tax (expense) benefit for changes arising during the period	(29,387)	(43,341)	(465,333)
Reclassification adjustments for (gains) losses included in net profit, before tax	94,803	113,334	(79,711)
Gains (losses) arising during the period, before tax	304,252	404,292	86,842
Share of other comprehensive income (loss) of associates and joint ventures	30,660	30,891	2,960
Share of other comprehensive income (loss) of associates and joint ventures	(245)	944	6,375
At end of period	13,536,965	12,781,692	12,276,150
Remeasurements of defined benefit plans [member]
At beginning of period	197,310	214,411	(2,553)
Gains (losses) arising during the period, before tax	7,417	33,081	327,681
Income tax (expense) benefit for changes arising during the period	(2,288)	(10,027)	(100,427)
Amount attributable to non-controlling interests	(9)	31	26
Share of other comprehensive income (loss) of associates and joint ventures	33	911	1,096
Transfer from other reserves to retained earnings	(42,879)	(41,097)	(11,412)
At end of period	159,584	197,310	214,411
Exchange differences on translating foreign operations [member]
At beginning of period	540,242	113,646	28,260
Gains (losses) arising during the period, before tax	304,252	404,292	86,842
Income tax (expense) benefit for changes arising during the period	2,509	(8,875)	(3,784)
Reclassification adjustments for (gains) losses included in net profit, before tax	5,385	192	446
Income tax (expense) benefit for reclassification adjustments	(1,649)	(59)	(137)
Amount attributable to non-controlling interests	(311)	(1,624)	(469)
Share of other comprehensive income (loss) of associates and joint ventures	34,362	32,670	2,488
At end of period	884,790	540,242	113,646
Financial Assets at Fair Value Through OCI Category [member]
At beginning of period	1,808,222	2,106,255	1,500,013
Gains (losses) arising during the period, before tax	(264,309)	(410,631)	996,972
Income tax (expense) benefit for changes arising during the period	81,384	125,617	(304,515)
Reclassification adjustments for (gains) losses included in net profit, before tax	94,803	113,334	(79,711)
Income tax benefit for reclassification adjustments	(29,040)	(34,705)	24,409
Amount attributable to non-controlling interests	15	3	4
Share of other comprehensive income (loss) of associates and joint ventures	(3,980)	(1,746)	5,751
Transfer from other reserves to retained earnings	(111,902)	(89,905)	(36,668)
At end of period	¥ 1,575,193	¥ 1,808,222	¥ 2,106,255